Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - JPY (¥)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	¥ (154,000,000,000)	¥ 90,000,000,000
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	25,000,000,000	136,000,000,000
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	74,000,000,000
Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(115,000,000,000)	(37,000,000,000)
Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(35,000,000,000)	2,000,000,000
Other
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(29,000,000,000)	(85,000,000,000)
Foreign exchange gains (losses) - net
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(7,000,000,000)	83,000,000,000
Foreign exchange gains (losses) - net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	0
Foreign exchange gains (losses) - net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	74,000,000,000
Foreign exchange gains (losses) - net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	0
Foreign exchange gains (losses) - net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	0
Foreign exchange gains (losses) - net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(7,000,000,000)	9,000,000,000
Trading account profits (losses) - net
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(147,000,000,000)	7,000,000,000
Trading account profits (losses) - net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	25,000,000,000	136,000,000,000
Trading account profits (losses) - net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	0
Trading account profits (losses) - net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(115,000,000,000)	(37,000,000,000)
Trading account profits (losses) - net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(35,000,000,000)	2,000,000,000
Trading account profits (losses) - net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	¥ (22,000,000,000)	¥ (94,000,000,000)